Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes And Deferred Taxes [Abstract]
Taxes	Taxes
Income taxes
Molecular Partners AG did not have to pay or accrue any income taxes in the reporting periods. In 2021, 2020 and 2019, the Company generated a taxable loss in Switzerland which is part of the Company’s cumulative tax loss carry forward. Any future taxable income will be subject to Swiss federal, cantonal and communal income taxes. The Company’s applicable income tax rate for the year 2021 is 19.7% (2020 and 2019: 21%).
Molecular Partners Inc., which is incorporated in the United States in the State of Delaware, is subject to statutory U.S. Federal corporate income taxes and state income taxes for New York, Massachusetts and California.
For the year ended December 31, 2021, a current income tax expense of TCHF 2 (TUSD 2) was recognized by the Group's U.S. based subsidiary for estimated U.S. tax obligations of the subsidiary based on intra-Group activity (for the year ended December 31, 2020: tax credit of TCHF 11 (TUSD 13) and for the year ended December 31, 2019: tax expense of TCHF 17 (TUSD 17)). The tax expense amount comprises of the sum of the minimal taxes payable for federal taxes and for the various states in which Molecular Partners Inc. is liable for taxes. The applicable income tax rates are 21% federal tax plus 8.00% state tax (Massachusetts), 8.70% (New York) and 8.84% (California).
Deferred taxes
The Company's net operating losses for tax purposes amounted to TCHF 58,632 in 2021 and TCHF 58,631 in 2020 (TCHF 33,446 in 2019). The total tax losses of TCHF 212,218 may be used as tax loss carry forwards to offset future taxable income over a period of seven years, with the loss of TCHF 4,314 that expired in 2021. No deferred tax assets have been recognized for these tax loss carry forwards, because as of December 31, 2021, it was not considered probable that such loss carry forwards can be utilized in the foreseeable future ( please refer to note 26 for subsequent events). In addition, no deferred tax positions were recognized on other deductible temporary differences (e.g. pension liabilities under IAS 19 for a total of TCHF 6,483, see also note 18.1) due to the significant tax losses carried forwards. Given the facts above, as well as the Company incurred no significant tax expense in the reporting periods presented, a numerical rate reconciliation is not provided. The primary reconciling item is the effect of unrecognized deferred tax assets for tax losses and deductible temporary differences.
The following table shows the expiry of tax loss carry forwards for the Company, for which no deferred tax asset was recognized:

in CHF thousands	2021	2020
2021	—	(4,314)
2022	—	—
2023	(15,976)	(15,976)
2024	(21,766)	(21,766)
2025	(23,767)	(23,767)
2026	(33,446)	(33,446)
2027	(58,631)	(58,631)
2028	(58,632)	—
Thereafter	—	—
Total tax loss carry forwards as at December 31	(212,218)	(157,900)